Basis of Preparation - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase/(decrease) in retained earnings	£ (4,908)	£ (5,686)	£ (5,422)
Increase (decrease) in net assets	£ 11,133	11,713	11,690
Operating lease commitments		312
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Entity's effective period end date to apply new IFRS	Jun. 30, 2020
Entity's effective period end date to apply new IFRS	Jul. 01, 2019
IFRS 15 [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase/(decrease) in retained earnings		91	71
Increase (decrease) in net assets		£ (91)	£ (71)
IFRS 17 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Entity's effective period end date to apply new IFRS	Jun. 30, 2022